Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 05, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	INDEPENDENCE REALTY TRUST, INC
Entity Central Index Key	0001466085
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		20,000

Consolidated Balance Sheets (10-Q) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS:
Investments in real estate, net of accumulated depreciation of $7,132 and $0, respectively	$ 101,433	$ 0
Cash and cash equivalents	1,644	209
Restricted cash	753	0
Accounts receivable and other assets	422	0
Deferred costs, net of accumulated amortization of $1 and $0, respectively	262	0
Total assets	104,514	209
LIABILITIES AND EQUITY:
Mortgage indebtedness	64,575	0
Accounts payable and accrued expenses	1,259	2
Other liabilities	317	0
Total liabilities	66,151	2
Equity:
Preferred stock, $0.01 par value; 50,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.01 par value; 300,000,000 shares authorized, 20,000 shares issued and outstanding	0	0
Additional paid-in capital	200	200
Retained earnings (deficit)	(31)	5
Total stockholder's equity	169	205
Non-controlling interest	38,194	2
Total equity	38,363	207
Total liabilities and equity	$ 104,514	$ 209

Consolidated Balance Sheets (Parenthetical) (10-Q) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Real estate accumulated depreciation	$ 7,132	$ 0
Deferred costs accumulated amortization	$ 1	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares, issued	20,000	20,000
Common stock, shares, outstanding	20,000	20,000

Consolidated Balance Sheets (10-K) (10-K Filling [Member], USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash	$ 209,425	$ 205,667
Total Assets	209,425	205,667
LIABILITIES AND EQUITY:
Related party payable, net	1,000	1,440
Accrued expense	300	300
Income taxes payable	1,203	731
Total Liabilities	2,503	2,471
Equity:
Preferred stock, $0.01 par value; 50,000,000 shares authorized
Common stock, $0.01 par value; 300,000,000 shares authorized, 20,000 shares issued and outstanding	200	200
Additional paid-in capital	199,800	199,800
Retained earnings	4,922	1,196
Total stockholder's equity	204,922	201,196
Non-controlling interest	2,000	2,000
Total equity	206,922	203,196
Total liabilities and equity	$ 209,425	$ 205,667

Consolidated Balance Sheets (Parenthetical) (10-K) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares, issued	20,000	20,000	20,000
Common stock, shares, outstanding	20,000	20,000	20,000

Consolidated Statements Of Operations (10-Q) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE:
Rental income	$ 1,933	$ 0	$ 1,933	$ 0
Tenant reimbursement and other property income	107	0	107	0
Other income	134	3	134	5
Total revenue	2,174	3	2,174	5
EXPENSES:
Property operating expenses	1,104	0	1,104	0
General and administrative expenses	42	0	99	0
Acquisition expenses	340	0	346	0
Depreciation and amortization	453	0	453	0
Total expenses	1,939	0	2,002	0
Operating Income	235	3	172	5
Interest expense	(424)	0	(424)	0
Net income (loss)	(189)	3	(252)	5
Loss allocated to non-controlling interest	216	0	216	0
Net income (loss) allocable to common shares	$ 27	$ 3	$ (36)	$ 5
Earnings (loss) per share:
Basic	$ 1.35	$ 0.13	$ (1.8)	$ 0.26
Diluted	$ 1.35	$ 0.13	$ (1.8)	$ 0.26
Weighted-average shares:
Basic	20,000	20,000	20,000	20,000
Diluted	20,000	20,000	20,000	20,000

Consolidated Statements Of Operations (10-K) (USD $) In Thousands, except Share data	9 Months Ended	12 Months Ended	21 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010
REVENUE:
Interest income	$ 2,227	$ 5,369	$ 7,596
Total revenue	2,227	5,369	7,596
EXPENSES:
Filing fees	300	440	740
Total expenses	300	440	740
Income before income taxes	1,927	4,929	6,856
Income tax provision	(731)	(1,203)	(1,934)
Net income allocable to common shares	$ 1,196	$ 3,726	$ 4,922
Earnings (loss) per share:
Basic	$ 0.06	$ 0.19	$ 0.25
Diluted	$ 0.06	$ 0.19	$ 0.25
Weighted-average shares:
Basic	20,000	20,000	20,000
Diluted	20,000	20,000	20,000

Consolidated Statement Of Changes In Equity (10-K) (USD $)	Common Stock, Shares [Member]	Common Stock Amount [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]	Total [Member]	Total
Beginning Balance at Mar. 25, 2009
Shares, Outstanding	20,000
Proceeds from issuance of common stock	20,000	200,000	199,800,000		200,000,000		200,000,000
Proceeds from issuance of limited partnership units						2,000,000	2,000,000
Net income (loss)				1,196,000	1,196,000		1,196,000	1,196,000
Ending Balance at Dec. 31, 2009		200,000	199,800,000	1,196,000	201,196,000	2,000,000	203,196,000
Beginning Balance at Mar. 25, 2009
Shares, Outstanding	20,000
Net income (loss)								4,922,000
Ending Balance at Dec. 31, 2010		200,000	199,800,000			2,000,000		207,000
Beginning Balance at Dec. 31, 2009				1,196,000	201,196,000		203,196,000
Shares, Outstanding	20,000
Net income (loss)				3,726,000	3,726,000		3,726,000	3,726,000
Ending Balance at Dec. 31, 2010		$ 200,000	$ 199,800,000	$ 4,922,000	$ 204,922,000	$ 2,000,000	$ 206,922,000	$ 207,000

Consolidated Statement Of Cash Flows (10-Q) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (252)	$ 5
Depreciation and amortization	453	0
Amortization of deferred financing costs	1	0
Changes in assets and liabilities:
Accounts receivable and other assets	(422)	0
Accounts payable and accrued expenses	879	(2)
Other liabilities	5	0
Net cash from operating activities	664	3
Cash flows from investing activities:
Acquisition of real estate properties	(644)	0
Capital expenditures	(153)	0
Decrease in restricted cash	(581)	0
Net cash from investing activities	(216)	0
Cash flows from financing activities:
Proceeds from issuance of non-controlling interests	1,250	0
Payments for deferred financing costs	(263)	0
Proceeds from repayment of short-term notes	0	(200)
Issuance of short-term notes	0	200
Proceeds from subscriptions	0	27
Subscriptions payable	0	(27)
Net cash provided by financing activities	987	0
Net change in cash and cash equivalents	1,435	3
Cash and cash equivalents, beginning of period	209	206
Cash and cash equivalents, end of the period	$ 1,644	$ 209

Consolidated Statement Of Cash Flows (10-K) (10-K Filling [Member], USD $)	9 Months Ended	12 Months Ended	21 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 1,196,000	$ 3,726,000	$ 4,922,000
Changes in assets and liabilities:
Related party payable, net	1,440,000	(440,000)	1,000,000
Accrued expense	300,000		300,000
Income taxes payable	731,000	472,000	1,203,000
Net cash from operating activities	3,667,000	3,758,000	7,425,000
Cash flows from financing activities:
Proceeds from repayment of short-term notes	985,000,000	200,000,000	1,185,000,000
Issuance of short-term notes	(985,000,000)	(200,000,000)	(1,185,000,000)
Proceeds from subscriptions		1,130,000,000	1,130,000,000
Proceeds from subscrptions		(1,130,000,000)	(1,130,000,000)
Proceeds from issuance of limited partnership units	2,000,000		2,000,000
Proceeds from issuance of common stock	200,000,000		200,000,000
Net cash provided by financing activities	202,000,000		202,000,000
Net change in cash and cash equivalents	205,667,000	3,758,000	209,425,000
Cash and cash equivalents, beginning of period		205,667,000
Cash and cash equivalents, end of the period	$ 205,667,000	$ 209,425,000	$ 209,425,000

Combining Statements Of Revenue And Certain Expenses (CS) (USD $) In Thousands	3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2011 Crestmont Apartments [Member]	Mar. 31, 2010 Crestmont Apartments [Member]	Dec. 31, 2008 Crestmont Apartments [Member]	Dec. 31, 2010 Crestmont Apartments [Member]	Dec. 31, 2009 Crestmont Apartments [Member]	Mar. 31, 2011 Cumberland Glen Apartments [Member]	Mar. 31, 2010 Cumberland Glen Apartments [Member]	Dec. 31, 2008 Cumberland Glen Apartments [Member]	Dec. 31, 2010 Cumberland Glen Apartments [Member]	Dec. 31, 2009 Cumberland Glen Apartments [Member]	Mar. 31, 2011 Copper Mill Apartments [Member]	Mar. 31, 2010 Copper Mill Apartments [Member]	Dec. 31, 2008 Copper Mill Apartments [Member]	Dec. 31, 2010 Copper Mill Apartments [Member]	Dec. 31, 2009 Copper Mill Apartments [Member]	Mar. 31, 2011 Heritage Trace Apartments [Member]	Mar. 31, 2010 Heritage Trace Apartments [Member]	Dec. 31, 2008 Heritage Trace Apartments [Member]	Dec. 31, 2010 Heritage Trace Apartments [Member]	Dec. 31, 2009 Heritage Trace Apartments [Member]	Mar. 31, 2011 Belle Creek Apartments [Member]	Mar. 31, 2010 Belle Creek Apartments [Member]	Dec. 31, 2010 Belle Creek Apartments [Member]	Dec. 31, 2009 Belle Creek Apartments [Member]		Mar. 31, 2011 Tresa at Arrowhead [Member]	Mar. 31, 2010 Tresa at Arrowhead [Member]	Dec. 31, 2010 Tresa at Arrowhead [Member]	Dec. 31, 2009 Tresa at Arrowhead [Member]		Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]	Dec. 31, 2008 Total [Member]	Dec. 31, 2010 Total [Member]	Dec. 31, 2009 Total [Member]
REVENUE:
Rental income	$ 383,077	$ 357,478	$ 365,887	$ 1,514,584	$ 1,518,638	$ 393,617	$ 335,159	$ 390,488	$ 1,482,548	$ 1,464,270	$ 517,154	$ 498,210	$ 527,796	$ 2,049,063	$ 2,066,925	$ 379,437	$ 377,305	$ 294,705	$ 1,503,229	$ 1,388,261	$ 337,835	$ 292,281	$ 1,297,276	$ 1,084,149	[1]	$ 732,079	$ 695,195	$ 2,713,665	$ 459,585	[2]	$ 2,743,199	$ 2,555,628	$ 1,578,876	$ 10,560,365	$ 7,981,828
Reimbursement income	28,736	25,201	20,622	110,323	94,716	24,290	24,689	13,594	110,785	84,963	36,861	13,444	21,618	103,162	174,362	18,777	16,111	5,236	64,252	41,513	22,261	17,355	86,102	23,949	[1]	41,082	35,770	152,899	19,507	[2]	172,007	132,570	61,070	627,523	439,010
Lease termination and late fees	7,752	23,216	27,831	114,271	146,892	7,644	28,541	17,527	117,218	105,493	12,176	68,008	14,621	285,261	164,038	7,037	29,881	15,388	121,951	69,505	5,207	5,295	31,974	7,679	[1]	14,637	8,079	43,982	5,454	[2]	54,453	163,020	75,367	714,657	499,061
Other Income	15,648	35,929	18,324	105,804	105,748	10,286	32,151	12,281	140,145	61,078	25,168	47,570	46,664	168,206	102,202	18,985	20,293	12,602	130,439	55,528	14,611	13,536	40,381	24,435	[1]	43,400	58,069	170,811	39,740	[2]	128,098	207,548	89,871	755,786	388,731
Total revenue	435,213	441,824	432,664	1,844,982	1,865,994	435,837	420,540	433,890	1,850,696	1,715,804	591,359	627,232	610,699	2,605,692	2,507,527	424,236	443,590	327,931	1,819,871	1,554,807	379,914	328,467	1,455,733	1,140,212	[1]	831,198	797,113	3,081,357	524,286	[2]	3,097,757	3,058,766	1,805,184	12,658,331	9,308,630
CERTAIN EXPENSES:
Operating Costs and Expenses	145,586	159,246	167,494	734,077	897,545	173,692	154,106	153,618	725,037	971,801	317,680	257,910	218,191	1,275,706	1,799,078	169,769	158,822	122,394	784,251	1,098,635	123,357	123,476	494,435	439,564	[1]	217,623	284,387	1,019,627	189,596	[2]	1,147,707	1,137,947	661,697	5,033,133	5,396,219
Taxes and insurance	44,150	54,503	51,923	212,338	208,624	62,572	70,194	57,372	243,076	262,320	76,019	72,726	81,957	283,612	278,186	50,711	36,745	44,657	178,137	163,430	41,727	42,655	179,381	134,569	[1]	91,479	150,119	400,231	108,346	[2]	366,658	426,942	235,909	1,496,775	1,155,475
Management fees	13,205	15,816	16,189	83,778	67,502	12,411	15,963	16,773	82,214	63,381	16,762	21,773	22,777	108,307	87,229	12,188	16,444	12,235	77,740	59,329	13,319	12,116	51,188	39,325	[1]	27,059	20,356	89,298	16,603	[2]	94,944	102,468	67,974	492,525	333,369
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	7,755	37,614	18,416	159,376	204,118	13,838	34,383	15,015	166,489	133,801	20,003	112,212	12,070	388,005	301,171	14,943	31,727	31,560	154,934	82,756		9,197	15,812	13,068	[1]	7,372	6,829	11,193	3,006	[2]	63,911	231,962	77,061	895,809	737,920
Operating Expenses, Total	210,696	267,179	254,022	1,189,569	1,377,789	262,513	274,646	242,778	1,216,816	1,431,303	430,464	464,621	334,995	2,055,630	2,465,664	247,611	243,738	210,846	1,195,062	1,404,150	178,403	187,444	740,816	626,526	[1]	343,533	461,691	1,520,349	317,551	[2]	1,673,220	1,899,319	1,042,641	7,918,242	7,622,983
Revenue in excess of certain expenses	$ 224,517	$ 174,645	$ 178,642	$ 655,413	$ 488,205	$ 173,324	$ 145,894	$ 191,112	$ 633,880	$ 284,501	$ 160,895	$ 162,611	$ 275,704	$ 550,062	$ 41,863	$ 176,625	$ 199,852	$ 117,085	$ 624,809	$ 150,657	$ 201,511	$ 141,023	$ 714,917	$ 513,686	[1]	$ 487,665	$ 335,422	$ 1,561,008	$ 206,735	[2]	$ 1,424,537	$ 1,159,447	$ 762,543	$ 4,740,089	$ 1,685,647

[1]	For the period from February 19, 2009 (the date of acquisition by RAIT Financial Trust) through December 31, 2009.
[2]	For the period from October 13, 2009 (the date of acquisition by RAIT Financial Trust) through December 31, 2009.

Organization (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Organization

NOTE 1: Organization

Independence Realty Trust, Inc. invests in a diversified portfolio of real estate assets, primarily multi-family properties located throughout the United States. References to "we", "us" and "our" refer to Independence Realty Trust, Inc. and its subsidiaries, unless the context requires otherwise.

We conduct our business through our subsidiaries, primarily Independence Realty Operating Partnership, LP, or our operating partnership. We are externally managed by Independence Realty Advisors LLC, or our advisor, a wholly-owned subsidiary of our sponsor, RAIT Financial Trust (NYSE: RAS).

We were formed on March 26, 2009 as a Maryland corporation and intend to qualify and elect to be taxed as a real estate investment trust, or REIT, beginning with the taxable year ending December 31, 2011. We sold 20,000 common shares to our advisor on April 30, 2009, for  $10 per share. We invested the proceeds from this sale in the partnership units of our operating partnership. Our advisor contributed  $2 to our operating partnership in exchange for 200 limited partner units in our operating partnership. On January 20, 2011, our advisor and other entities affiliated with us were acquired by an affiliate of our sponsor for approximately  $2.3 million. On January 20, 2011, our advisor transferred all of its interests in our operating partnership to RAIT NTR Holdings, LLC, a Delaware limited liability company and an indirect, wholly-owned subsidiary of our sponsor. The holders of the limited partner units have the right to redeem these units for cash in an amount equal to the value of an equivalent number of our common shares, or, at our option, we may purchase such units for cash or by issuing an equal number of our common shares, as permitted by the limited partnership agreement of our operating partnership.

We are offering a minimum of  $2,500 in shares and a maximum of  $1,000,000 in shares of common stock for sale to the public at a price of  $10 per share in our primary offering and 10,000,000 shares at  $9.50 per share pursuant to our distribution reinvestment program, which we collectively refer to as our offering. We intend to use substantially all of the net proceeds from our offering to acquire a diverse portfolio of multifamily properties located throughout the United States.

We have retained Independence Realty Securities, LLC, or our dealer manager, a wholly-owned subsidiary of our sponsor, to serve as our dealer manager for our offering. Our dealer manager is responsible for marketing our common shares. Because our advisor and our dealer manager are indirectly owned and controlled by our sponsor, they are affiliated with us and are considered related parties. Our advisor and our dealer manager will receive compensation and fees for services related to our offering and for the investment and management of our assets. The compensation levels during our offering, acquisition and operational stages are based on percentages of offering proceeds, the cost of properties acquired and the annual revenue earned from such properties, respectively.

Summary Of Significant Accounting Policies (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Summary Of Significant Accounting Policies

NOTE 2: Summary of Significant Accounting Policies

a. Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles, or GAAP. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations, although we believe that the included disclosures are adequate to make the information presented not misleading. The unaudited interim consolidated financial statements should be read in conjunction with our audited financial statements as of and for the year ended December 31, 2010 included in our Annual Report on Form 10-K. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations and cash flows are included. The results of operations for the interim periods presented are not necessarily indicative of the results for the full year.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership and other wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

d. Organization and Offering Costs

We have recently exited our development stage and we are fully operational. As such, we no longer provide the additional reporting requirements of development stage enterprises. We have incurred and expect to incur additional organizational, accounting and offering costs in pursuit of our offering. The offering and organization costs, which are primarily being incurred by our advisor, are expected to be paid or reimbursed by us with offering proceeds.

Our advisor may advance or reimburse all of the organization and offering costs incurred on our behalf. These costs are not included in our consolidated financial statements because such costs are not a liability of ours until the subscriptions for the minimum number of our common shares are received and accepted. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organization and offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred  $2,906 of organization and offering costs from our date of inception through June 30, 2011.

e. Revenue Recognition

Minimum rents are recognized on an accrual basis, over the terms of the related leases on a straight-line basis. Any above-market lease values and the capitalized below-market lease values will be amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs will be recognized as revenue in the period that the applicable costs are incurred.

f. Accounts Receivable and Allowance for Bad Debts

We make estimates of the collectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We analyze accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties are analyzed and estimates are made in connection with expected uncollectible receivables. Our reported operating results are directly affected by management's estimate of the collectability of accounts receivable.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We account for acquisitions of properties in accordance with FASB ASC Topic 805, "Business Combinations". The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting is applied to assets and liabilities associated with the real estate acquired. Transaction costs and fees incurred related to acquisitions are expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, are capitalized as part of the cost of the investment.

Upon the acquisition of properties, we estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on the evaluation of information and estimates available at that date. Based on these estimates, we allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than twelve months of the acquisition date.

In determining the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases is determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset is amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management evaluates the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360, "Property, Plant and Equipment". This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management evaluates the long-lived assets on an ongoing basis and records an impairment charge when there is an indicator of impairment. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective and/or comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets are computed using a straight-line method based on a life of 40 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements are capitalized and amortized over the initial term of each lease.

h. Deferred Costs

We capitalize initial direct costs in accordance with FASB ASC Topic 310, "Receivables". The costs are capitalized upon the execution of the loan or lease and amortized over the initial term of the corresponding loan or lease. Deferred loan costs are amortized to interest expense over the term of the loan. Deferred leasing costs are amortized to amortization expense over the initial term of the lease.

i. Income Taxes

We expect that we will qualify and elect to be taxed as a REIT beginning with the taxable year ending December 31, 2011. For the three and six month periods ended June 30, 2011 and 2010, we recorded no income tax expense.

To qualify and maintain our status as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we will be organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will qualify and remain qualified as a REIT for federal income tax purposes.

j. Earnings Per Share

Earnings per share is computed in accordance with FASB ASC Topic 260, "Earnings per Share", by dividing the net income by the weighted average number of common shares outstanding during the respective period.

k. Recent Accounting Pronouncements

On January 1, 2011, we adopted ASU No. 2010-29, "Disclosure of Supplementary Pro Forma Information for Business Combinations." This accounting standard requires that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This accounting standard also expands the supplemental pro forma disclosures under FASB ASU Topic 805, "Business Combinations" to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of this standard did not have a material effect on our consolidated financial statements.

Investments In Real Estate (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Investments In Real Estate

NOTE 3: Investments in Real Estate

As of June 30, 2011, our investments in real estate consisted of six multifamily real estate properties with 1,492 units. The table below summarizes our investments in real estate:

Land	$21,469
Building	86,592
Furniture, fixtures and equipment	504

Total investment in real estate	108,565
Accumulated depreciation	(7,132)

Investments in real estate, net	$101,433

Acquisitions:

On April 29, 2011, we, through our operating partnership, acquired six multifamily properties, which we refer to as the initial portfolio, from six wholly-owned subsidiaries of our sponsor. The contribution value of the initial portfolio was  $103,790. In connection with the acquisition of the initial portfolio, our operating partnership assumed  $64,575 of mortgage indebtedness and issued  $39,215 of limited partner interests, or 3,921,500 limited partner units, to our sponsor. In addition, our sponsor purchased an additional 125,000 limited partner units for  $1,250 in cash on April 29, 2011. As we are wholly-owned by our sponsor and under common control, the assets and liabilities of the initial portfolio were recorded at our sponsor's carrying amount, or book value, at the time of contribution, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the Initial Portfolio acquired during the six-month period ended June 30, 2011, on the respective date of each conversion, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate, net	$101,733
Liabilities assumed:
Mortgage indebtedness	64,575

Carrying amount of net assets acquired	$37,158

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisition occurred on January 1, 2010. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Six-Month Period Ended June 30, 2011	For the Six-Month Period Ended June 30, 2010
Total revenue, as reported	$2,174	$5
Pro forma revenue	6,521	6,526
Net income (loss) allocable to common shares, as reported	(36)	5
Pro forma net income (loss) allocable to common shares	(35)	(31)

Mortgage Indebtedness (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Mortgage Indebtedness

NOTE 4: Mortgage Indebtedness

Each of the properties included in the initial portfolio is encumbered by a first mortgage held by our sponsor. A summary of each mortgage, as of June 30, 2011 is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$6,750	5.7%	April 29, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

Cumberland Glen Apartments	6,900	5.7%	April 29, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

Copper Mill Apartments	7,350	5.7%	April 29, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

Heritage Trace Apartments	5,500	5.7%	April 29, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

Belle Creek Apartments	10,575	2.5%	April 29, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Tresa at Arrowhead	27,500	2.5%	April 29, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Total /Weighted-Average	$64,575	3.8%

Shareholder Equity And Non-Controlling Interest (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Shareholder Equity And Non-Controlling Interest

NOTE 5: Shareholder Equity and Non-Controlling Interest

On April 8, 2011, we filed with the Securities and Exchange Commission, or the SEC, a Registration Statement on Form S-11 (SEC File No. 333-173391) to register our new offering of shares of common stock to the public at  $10.00 per share and shares of common stock at  $9.50 per share pursuant to our distribution reinvestment plan, which we refer to as our new registration statement. Our new registration statement was declared effective by the SEC on June 10, 2011, which caused our previously effective registration statement (SEC File No. 333-160093) to be automatically terminated.

In connection with the acquisition of the initial portfolio, our operating partnership issued  $39,215 of limited partner interests, or 3,921,500 limited partner units, to our sponsor. We recorded the issuance of these limited partnership units at  $37,158 as the six properties were recorded at our sponsor's historical carrying amount at the time of contribution to us. In addition, our sponsor purchased an additional 125,000 limited partner units for  $1,250 in cash on April 29, 2011.

On July 28, 2011, our board of directors authorized and declared a special distribution for July 2011, which will be paid to the stockholder of record on July 29, 2011, in an amount equal to  $0.0509589 per share, which for the month of July is equivalent to a 6.0% annualized rate based on a share price of  $10.00. Additionally, our board of directors declared distributions for the months of August and September 2011, payable to the stockholders of record at a rate of  $0.0016438 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of  $10.00.

Equity Compensation Plans (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Equity Compensation Plans

NOTE 6: Equity Compensation Plans

Long Term Incentive Plan

On April 5, 2011, our board of directors terminated the Employee and Director Incentive Restricted Share Plan and approved and adopted the Long Term Incentive Plan, or our incentive plan, and the Independent Directors Compensation Plan. Our incentive plan provides for the grants of awards to our directors, officers and full-time employees (in the event we ever have employees), full-time employees of our advisor and its affiliates, full-time employees of entities that provide services to our advisor, directors of our advisor or of entities that provide services to it, certain of our consultants and certain consultants to our advisor and its affiliates or to entities that provide services to our advisor. The incentive plan authorizes the grant of restricted or unrestricted shares of our common stock, non-qualified and incentive stock options, restricted stock units, stock appreciation rights, dividend equivalents and other stock- or cash-based awards.

Under our Independent Directors Compensation Plan, which operates as a subplan of our incentive plan, each of our independent directors will receive 3,000 shares of common stock annually; provided, however, that no shares will be issued pursuant to our Independent Directors Compensation Plan until we have raised at least  $2,500,000 in gross offering proceeds from unaffiliated persons. In addition, our independent directors may elect to receive their annual fee in the form of our common shares or a combination of common shares and cash.

We will account for stock-based compensation in accordance with FASB ASC Topic 718, "Compensation—Stock Compensation". Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense of the requisite service period, which is the vesting period. We have not granted any stock-based compensation to date. Stock-based compensation will be classified within general and administrative expense in the consolidated statements of operations. As stock-based compensation expense recognized in the consolidated statement of operations will be based on awards ultimately expected to vest, the amount of expense will be reduced for estimated forfeitures. Forfeitures will be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures will be estimated on experience of other companies in the same industry until entity-specific information is available.

Distribution Reinvestment Program

We have adopted a distribution reinvestment program, or the DRP, through which our stockholders may elect to reinvest an amount equal to the distributions declared on their shares of common stock in additional shares in lieu of receiving cash distributions. No selling commissions or dealer manager fees will be paid on shares sold under the DRP. Our board of directors may amend or terminate the DRP for any reason, provided that any amendment that adversely affects the rights or obligations of a participant shall only take effect upon ten days' written notice to participants.

Share Repurchase Plan

Our board of directors has approved a share repurchase plan which allows for share repurchases when certain criteria are met. Share repurchases will be made at the sole discretion of our board of directors.

Related Party Transactions And Arrangements (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Related Party Transactions And Arrangements

NOTE 7: Related Party Transactions and Arrangements

On April 6, 2011, we terminated our management agreement with Independence Realty Management, LLC and our board of directors approved a new management agreement with Jupiter Communities, LLC, or Jupiter, our new property manager, which is majority owned by our sponsor. On April 7, 2011, we executed an amended and restated advisory agreement with our advisor and a new dealer manager agreement with our dealer manager. These agreements entitle our advisor and its affiliates to specified fees upon the provision of certain services with regard to our offering and the investment of proceeds in real estate assets, among other services, as well as reimbursement of organization and offering costs incurred by our advisor and our dealer manager on behalf of us and certain costs incurred by our advisor in providing services to us. A summary of these fees and reimbursement obligations are as follows:

Type of Compensation	Determination of Amount

Offering Stage

Selling Commissions	Payable to our dealer manager up to 7% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. Our dealer manager intends to reallow all or a portion of commissions earned for those transactions that involve participating broker dealers. During the three and six month period ended June 30, 2011, selling commissions were $0.

Dealer Manager Fee	Payable to our dealer manager up to 3% of gross offering proceeds before reallowance to participating broker-dealers. Our dealer manager, in its sole discretion, may reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. During the three and six month period ended June 30, 2011, the dealer manager fee was $0.
Organization and Offering Expenses	We will pay our advisor up to 1% of the gross offering proceeds for organizational and offering expenses (other than dealer manager fees and selling commissions). We currently estimate that $7,262 of organizational and offering expenses will be incurred if the maximum offering is achieved. Our advisor and its affiliates are responsible for the payment of organization and offering expenses, other than selling commissions and the dealer manager fee, to the extent they exceed 1% of gross offering proceeds, without recourse against or reimbursement by us; provided, however, that in no event will we pay or reimburse organization and offering expenses (including dealer manager fees and selling commissions) in excess of 15% of the gross offering proceeds. During the three and six month period ended June 30, 2011, we paid organization and offering expenses of $0.

Operational Stage

Acquisition Fees	None.

Acquisition Expenses	Expenses reimbursed to our advisor incurred in connection with the purchase of an asset. We have assumed that acquisition expenses will equal approximately 0.5% of the contract purchase price. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. During the three and six month period ended June 30, 2011, acquisition expenses were $0.

Asset Management Fees	Payable to our advisor in the amount of 0.75% of average invested assets. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. We will compute the average invested assets by taking the average of these book values at the end of each month during the quarter for which we are calculating the fee. The fee will be payable quarterly in an amount equal to 0.1875% of average invested assets as of the last day of such quarter. We will also reimburse our advisor for expenses that it pays on our behalf. Our advisor waived any asset management fees on the initial portfolio for a two-year period from its contribution to us. During the three and six month period ended June 30, 2011, asset management fees were $0.

Property Management and Leasing Fees	We intend to enter into management agreements with our property manager on a property-by-property basis, pursuant to which we will pay a property management fee in an amount up to 4% of the gross revenues. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm's length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. During the three and six month period ended June 30, 2011, property management and leasing fees were $0.

Operating Expenses	We will reimburse our advisor for all expenses paid or incurred by our advisor in connection with the services provided to us, subject to the limitation that we will not reimburse our advisor for any amount by which our operating expenses (including the asset management fee and the financing coordination fee) at the end of the four preceding fiscal quarters (commencing on the fourth fiscal quarter after we make our first investment) exceeds the greater of: (A) 2% of our average invested assets, or (B) 25% of our net income determined without reduction for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of our assets for that period. Notwithstanding the above, we may reimburse our advisor for expenses in excess of this limitation if a majority of the independent directors determines that such excess expenses are justified based on unusual and non-recurring factors. We will not reimburse our advisor or its affiliates for personnel employment costs incurred by our advisor or its affiliates in performing services under the advisory agreement to the extent that such employees perform services for which the advisor receives a separate fee. During the three and six month period ended June 30, 2011, operating expenses were $0.

Financing Coordination Fee	If our advisor provides services in connection with the refinancing of any debt that we obtain, we will pay the advisor a financing coordination fee equal to 1% of the amount available and/or outstanding under such financing, subject to certain limitations. We will not pay a financing coordination fee in connection with debt provided by our sponsor. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. During the three and six month period ended June 30, 2011, the financing coordination fee was $0.

Liquidation Distributions

Disposition Fee	We may pay our advisor a commission upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. During the three and six month period ended June 30, 2011, the disposition fee was $0.

Subordinated Participation in Net Sale Proceeds	After investors have received a return of their capital contributions invested and a 7% annual cumulative, non-compounded return, then RAIT NTR Holdings, LLC as holder of the special units is entitled to receive 10% of the remaining net sale proceeds. During the three and six month period ended June 30, 2011, the subordinated participation in net sale proceeds was $0.

Subordinated Participation Upon a Listing	Upon listing our common stock on a national securities exchange, RAIT NTR Holdings, LLC as holder of the special units is entitled to a fee based on the redemption of the special units equal to 10% of the amount, if any, by which (a) the market value of our outstanding stock plus distributions paid by us prior to listing, exceeds (b) the aggregate remaining capital contributed by investors plus an amount equal to a 7% annual cumulative, non-compounded return to investors on their aggregate capital contributed. We have no intent to list our shares at this time. During the three and six month period ended June 30, 2011, subordinated participation upon a listing fee was $0.

Subordinated Participation Upon a Termination of Advisory Agreement	Upon termination of the advisory agreement, RAIT NTR Holdings, LLC as holder of the special units will be entitled to a subordinated participation payable in the form of an interest bearing promissory note. The subordinated participation, if any, will be equal to 10% of the amount, if any, by which (1) the appraised value of our assets on the termination date, less any indebtedness secured by such assets, plus total distributions paid through the termination date, less any amounts distributable as of the termination date to limited partners who received units in the operating partnership in connection with the acquisition of any assets upon the liquidation or sale of such assets (assuming the liquidation or sale of such assets on the termination date) exceeds (2) the sum of the total amount of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan) and the total amount of cash that, if distributed to them as of the termination date, would have provided them a 7% annual cumulative, pre-tax, non-compounded return on the gross proceeds from the sale of shares of our common stock through the termination date. The subordinated participation will be payable solely from the net proceeds from the sale of properties. During the three and six month period ended June 30, 2011, subordinated participation upon termination of advisory agreement fee was $0.

During the three and six months ended June 30, 2010, we made a short-term loan, bearing a weighted-average interest rate of 5.6%, to our former sponsor in the aggregate principal amount of  $200,000. No such loans were made during the six-months ended June 30, 2011. Each of these loans was repaid by our former sponsor. Our interest income was primarily related to these loans.

Organization (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Organization

NOTE 1: Organization

Independence Realty Trust, Inc., formerly Empire American Realty Trust, Inc., was formed on March 26, 2009 as a Maryland corporation that intends to qualify and elect to be taxed as a real estate investment trust, or REIT, beginning with the taxable year ending December 31, 2011. References to "we", "us", and "our" refer to Independence Realty Trust, Inc. and its subsidiary, unless the context requires otherwise. We intend to offer a minimum of  $2,500,000 in shares and a maximum of  $1,000,000,000 in shares of common stock for sale to the public at a price of  $10 per share (exclusive of the 10,000,000 shares available pursuant to our distribution reinvestment program and a maximum of 1,000,000 shares reserved for issuance under our Employee and Director Incentive Restricted Share Plan), which we refer to as our offering.

We sold 20,000 common shares to Independence Realty Advisors, LLC, formerly Empire American Advisors, LLC, or our advisor, on April 30, 2009, for  $10 per share. We invested the proceeds from this sale in the partnership units of Independence Realty Operating Partnership, LP, formerly Empire American Operating Partnership, L.P., or our operating partnership, and as a result, we hold a 99.01% interest in our operating partnership. Our operating partnership is our sole subsidiary. Our advisor contributed  $2,000 to our operating partnership in exchange for 200 limited partner units in our operating partnership. On January 20, 2011, our Advisor transferred all of its interests in our operating partnership to RAIT NTR Holdings, LLC, formerly Empire American ALP, LLC, a Delaware limited liability company and an indirect, wholly-owned subsidiary of RAIT Financial Trust (NYSE: RAS), our sponsor. On January 20, 2011, our Advisor and other affiliated entities were acquired by RAIT Financial Trust for approximately  $2.3 million. The holders of the limited partnership units have the right to redeem these units for cash equal to the value of an equivalent number of our common shares, or at our option, we may purchase such units for cash or by issuing an equal number of our common shares, as permitted by the limited partnership agreement of our operating partnership. We have not commenced operations, and therefore, we are in the development stage.

Subject to certain restrictions and limitations, we are externally managed by our advisor pursuant to an advisory agreement. We intend to use substantially all of the net proceeds from our offering to acquire a diversified portfolio of real estate. Independence Realty Management, LLC, formerly Empire American Management, LLC, or our property manager, will provide property management services to our multifamily portfolio under the terms of a management agreement, including services in connection with the rental, leasing, operation and management of our properties.

We have retained Independence Realty Securities, LLC, formerly Empire American Realty, LLC, or our dealer manager, to serve as the dealer manager of our offering. Our dealer manager is responsible for marketing our common shares being offered pursuant to our offering. Our advisor and our dealer manager are indirectly owned and controlled by our sponsor and are our affiliates. Our advisor and our dealer manager, each of which is considered to be a related party, will receive compensation and fees for services related to our offering and for the investment and management of our assets. The compensation levels during our offering, acquisition and operational stages are based on percentages of offering proceeds, the cost of properties acquired and the annual revenue earned from such properties, respectively.

As of December 31, 2010, neither we nor our operating partnership had acquired or contracted to make any investments.

Summary Of Significant Accounting Policies (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Summary Of Significant Accounting Policies

NOTE 2: Summary of Significant Accounting Policies

a. Basis of Presentation

The consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in The United States of America, or U.S. GAAP. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations, equity and cash flows are included.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership. All intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

d. Development Stage Company and Organization and Offering Costs

We comply with the reporting requirements of development stage enterprises. We expect to incur organizational, accounting and offering costs in pursuit of our financing. The offering and organization costs, which are primarily being incurred by our advisor, will be paid or reimbursed by us with offering proceeds. There can be no assurance that our plans will be successful.

Our advisor may advance or reimburse all of the organization and offering costs incurred on our behalf. These costs are not included in our consolidated financial statements because such costs are not a liability of ours until the subscriptions for the minimum number of our common shares are received and accepted. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organization and offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred  $2,206,874 of organization and offering costs through December 31, 2010.

e. Revenue Recognition

Minimum rents will be recognized on an accrual basis, over the terms of the related leases on a straight-line basis. The capitalized above-market lease values and the capitalized below-market lease values will be amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs will be recognized as revenues in the period that the applicable costs are incurred.

f. Accounts Receivable and Allowance for Bad Debts

We will make estimates of the uncollectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We will analyze accounts receivable and historical bad debt levels, customer credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties will be analyzed and estimates will be made in connection with expected uncollectible receivables. Our reported operating results will be directly affected by management's estimate of the collectability of accounts receivable.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We will account for acquisitions of properties in accordance with FASB ASC Topic 805- "Business Combinations". The fair value of the real estate acquired will be allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting will be applied to assets and liabilities related to real estate entities acquired. Transaction costs and fees incurred related to acquisitions will be expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, will be capitalized as part of the cost of the investment.

Upon the acquisition of real estate operating properties, we will estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on evaluation of information and estimates available at that date. Based on these estimates, we will allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than within twelve months of the acquisition date.

In determining the fair value of the indentified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values will be recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values will be amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases will be determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease –up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset will be amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management will evaluate the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360- "Property, Plant and Equipment". This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management will evaluate the long-lived assets on an ongoing basis and will record an impairment charge when there in an indicator of impairment with the undiscounted projected cash flows are less than the carrying amount for a particular property. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective properties and comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets will be computed using a straight-line method using a life of 30 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements will be capitalized and amortized over the initial term of each lease.

h. Deferred Costs

We will capitalize initial direct costs in accordance with FASB ASC Topic 310- "Receivables". The costs will be capitalized upon the execution of the loan or lease and amortized over the initial term of the corresponding loan or lease. Amortization of deferred loan costs begins in the period during which the loan was originated. Deferred leasing costs are not amortized to expense until the date the tenant's lease obligation begins.

i. Income Taxes

We expect that we will qualify and elect to be taxed as REIT beginning with the taxable year ending December 31, 2011. For the year ended December 31, 2010, for the period from March 26, 2009 (inception) to December 31, 2009 and for the period from March 26, 2009 (inception) through December 31, 2010, we recorded income tax expense of  $1,203,  $731 and  $1,934, respectively.

To qualify and maintain our status as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on its taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we will be organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will qualify and remain qualified as a REIT for federal income tax purposes.

j. Financial Instruments

The carrying amounts of cash, related party payable, net, accrued expense and income taxes payable, approximate its fair value because of the short maturity of these instruments.

k. Earnings Per Share

Earnings per share is computed in accordance with FASB ASC Topic 260- "Earnings per Share", by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share for all periods is presented.

Equity Compensation Plans (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Equity Compensation Plans

NOTE 3: Equity Compensation Plans

We have adopted an Employee and Director Incentive Restricted Share Plan to provide for grants of awards to our directors, officers and full-time employees (in the event we ever have employees), full-time employees of our advisor and its affiliates, full-time employees of entities that provide services to our advisor, directors of our advisor or of entities that provide services to it, certain of our consultants and certain consultants to our advisor and its affiliates or to entities that provide services to our advisor. Such awards shall consist of restricted common shares.

Restricted share awards entitle the recipient to our common shares under terms that provide for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with us. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash dividends prior to the time that the restrictions on the restricted shares have lapsed. Any dividends payable in common shares shall be subject to the same restrictions as the underlying restricted shares.

We will account for stock-based compensation in accordance with FASB ASC Topic 718- "Compensation-Stock Compensation". Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense of the requisite service period, which is the vesting period. There were no restricted shares granted to date. Stock-based compensation will be classified within general and administrative expense in the consolidated statements of operations. As stock-based compensation expense recognized in the consolidated statement of operations will be based on awards ultimately expected to vest, the amount of expense will be reduced for estimated forfeitures. Forfeitures will be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures will be estimated on experience of other companies in the same industry until entity-specific information is available.

Distribution Reinvestment Program

We have adopted a distribution reinvestment program, or the DRP, through which our common stockholders may elect to reinvest an amount equal to the distributions declared on their shares in additional common shares in lieu of receiving cash distributions. No selling commissions or dealer manager fees will be paid on shares sold under the DRP. Our board of directors may amend or terminate the DRP for any reason, provided that any amendment that adversely affects the rights or obligations of a participant shall only take effect upon 10 days' written notice to participants.

Share Repurchase Plan

Our board of directors has approved a share repurchase plan which allows for share repurchases when certain criteria are met. Share repurchases will be made at the sole discretion of our board of directors.

Related Party Transactions And Arrangements (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Related Party Transactions And Arrangements

NOTE 4: Related Party Transactions and Arrangements

On April 7, 2011, we executed an amended and restated advisory agreement with our advisor and an amended and restated dealer manager agreement with our dealer manager. In addition, on April 6, 2011, we terminated our management agreement with Independence Realty Management, LLC and our board of directors approved a new management agreement with Jupiter Communities, LLC, or Jupiter, our new property manager that we will enter into on a property-by-property basis. These agreements will entitle our advisor and its affiliates to specified fees upon the provision of certain services with regard to our offering and the investment of proceeds in real estate assets, among other services, as well as reimbursement of organization and offering costs incurred by our advisor and our dealer manager on behalf of us and certain costs incurred by our advisor in providing services to us. A summary of these fees and reimbursement obligations are as follows:

Type of Compensation	Determination of Amount
Offering Stage

Selling Commissions	Payable to our dealer manager up to 7% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. Our dealer manager intends to reallow all or a portion of commissions earned for those transactions that involve participating broker dealers.

Dealer Manager Fee	Payable to our dealer manager up to 3% of gross offering proceeds before reallowance to participating broker-dealers. Our dealer manager, in its sole discretion, may reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers.

Organization and Offering Expenses(1)

We will pay our advisor up to 1.0% of the gross offering proceeds for organizational and offering expenses (other than dealer manager fees and selling commissions). We currently estimate that  $7,261,880 of organizational and offering expenses will be incurred if the maximum offering is achieved. Our advisor and its affiliates are responsible for the payment of organization and offering expenses, other than selling commissions and the dealer manager fee, to the extent they exceed 1.0% of gross offering proceeds, without recourse against or reimbursement by us; provided, however, that in no event will we pay or reimburse organization and offering expenses (including dealer manager fees and selling commissions) in excess of 15% of the gross offering proceeds.

Operational Stage

Acquisition Fees	None.

Acquisition Expenses	Expenses reimbursed to our advisor incurred in connection with the purchase of an asset. We have assumed that acquisition expenses will equal approximately 0.5% of the contract purchase price. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets.

Type of Compensation	Determination of Amount
Asset Management Fees	Payable to our advisor in the amount of 0.75% of average invested assets. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. We will compute the average invested assets by taking the average of these book values at the end of each month during the quarter for which we are calculating the fee. The fee will be payable quarterly in an amount equal to 0.1875% of average invested assets as of the last day of such quarter. We will also reimburse our advisor for expenses that it pays on our behalf.

Property Management and Leasing Fees	We intend to enter into management agreements with our property manager on a property-by-property basis, pursuant to which we will pay a property management fee in an amount up to 4% of the gross revenue. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm's length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area.

Operating Expenses	We will reimburse our advisor for all expenses paid or incurred by our advisor in connection with the services provided to us, subject to the limitation that we will not reimburse our advisor for any amount by which our operating expenses (including the asset management fee and the financing coordination fee) at the end of the four preceding fiscal quarters (commencing on the fourth fiscal quarter after we make our first investment) exceeds the greater of: (A) 2% of our average invested assets, or (B) 25% of our net income determined without reduction for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of our assets for that period. Notwithstanding the above, we may reimburse our advisor for expenses in excess of this limitation if a majority of the independent directors determines that such excess expenses are justified based on unusual and non-recurring factors. We will not reimburse our advisor or its affiliates for personnel employment costs incurred by our advisor or its affiliates in performing services under the advisory agreement to the extent that such employees perform services for which the advisor receives a separate fee.

Financing Coordination Fee	If our advisor provides services in connection with the refinancing of any debt that we obtain, we will pay the advisor a financing coordination fee equal to 1% of the amount available and/or outstanding under such financing, subject to certain limitations. We will not pay a financing coordination fee in connection with debt provided by our sponsor. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing.

Type of Compensation	Determination of Amount

Liquidation Distributions

Disposition Fee	We may pay our advisor a commission upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset.

Subordinated Participation in Net Sale Proceeds	After investors have received a return of their capital contributions invested and a 7% annual cumulative, non-compounded return, then RAIT NTR Holdings, LLC as holder of the special units is entitled to receive 10% of the remaining net sale proceeds.

Subordinated Participation Upon a Listing	Upon listing our common stock on a national securities exchange, RAIT NTR Holdings, LLC as holder of the special units is entitled to a fee based on the redemption of the special units equal to 10% of the amount, if any, by which (a) the market value of our outstanding stock plus distributions paid by us prior to listing, exceeds (b) the aggregate remaining capital contributed by investors plus an amount equal to a 7% annual cumulative, non-compounded return to investors on their aggregate capital contributed. We have no intent to list our shares at this time.

Subordinated Participation Upon a Termination of Advisory Agreement	Upon termination of the advisory agreement, RAIT NTR Holdings, LLC as holder of the special units will be entitled to a subordinated participation payable in the form of an interest bearing promissory note. The subordinated participation, if any, will be equal to 10% of the amount, if any, by which (1) the appraised value of our assets on the termination date, less any indebtedness secured by such assets, plus total distributions paid through the termination date, less any amounts distributable as of the termination date to limited partners who received units in the operating partnership in connection with the acquisition of any assets upon the liquidation or sale of such assets (assuming the liquidation or sale of such assets on the termination date) exceeds (2) the sum of the total amount of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan) and the total amount of cash that, if distributed to them as of the termination date, would have provided them a 7% annual cumulative, pre-tax, non-compounded return on the gross proceeds from the sale of shares of our common stock through the termination date. The subordinated participation will be payable solely from the net proceeds from the sale of properties.

During the period March 26, 2009 (Date of Inception) through December 31, 2010, we made five separate short-term loans, bearing a weighted-average interested rate of 5.8%, to Empire American Holdings, LLC in the aggregate principal amount of  $1,185,000. These loans were made to pay for certain expenses in connection with our organization and offering while maintaining our minimum capitalization of  $200,000. Each of these loans was repaid during the period through December 31, 2010. Our interest income was primarily related to these loans.

Subsequent Events (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Subsequent Events

NOTE 5: Subsequent Events

On April 7, 2011, we executed a contribution agreement with six wholly-owned subsidiaries of our sponsor, whereby these entities agreed to contribute six multifamily properties to our operating partnership. The contribution value of the properties is  $103,790,000. In connection with the contribution of these properties, our operating partnership will assume  $64,700,000 million of mortgage indebtedness and will issue  $39,090,000 of limited partner interests, or 3,909,000 limited partnership units. As we are majority owned by our sponsor, the assets and liabilities of the properties will be recorded at our sponsor's carrying amount at the time of contribution. The contribution is expected to close on or before May 1, 2011.

Organization (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Organization and Basis of Presentation

NOTE 1: ORGANIZATION AND BASIS OF PRESENTATION

The accompanying combining statements of revenue and certain expenses (the Combining Historical Summary) include the revenue and certain expenses of the following properties (hereinafter referred to as the Initial Portfolio):

Property Name	Type	Units	Location	Date Acquired(1)
Crestmont Apartments	Multifamily	228	Marietta, GA	October 8, 2008
Cumberland Glen Apartments	Multifamily	222	Smyrna, GA	October 8, 2008
Copper Mill Apartments	Multifamily	320	Austin, TX	October 8, 2008
Heritage Trace Apartments	Multifamily	200	Newport News, VA	October 8, 2008
Belle Creek Apartments	Multifamily	162	Henderson, CO	February 19, 2009
Tresa at Arrowhead	Multifamily	360	Phoenix, AZ	October 13, 2009

(1)	The Properties were acquired by RAIT Financial Trust (RAIT) pursuant to certain UCC sales or foreclosure proceedings as holder of the first mortgage on the Properties.

On April 7, 2011, a definitive contribution agreement was entered into for the contribution of the Initial Portfolio to Independence Realty Operating Partnership, LP for a purchase price equal to  $103.8 million. Each property is to be contributed subject to an existing mortgage loan.

The Combining Historical Summary has been prepared for the purpose of complying with the provisions of Article 3-14 of Regulation S-X promulgated by the Securities and Exchange Commission (the "SEC"), which requires certain information with respect to real estate operations to be included with certain filings with the SEC. The Combining Historical Summary includes the historical revenue and certain operating expenses of the Initial Portfolio, exclusive of items which may not be comparable to the proposed future operations of the Initial Portfolio. Material amounts that would not be directly attributable to future operating results of the Properties are excluded, and the Combining Historical Summary is not intended to be a complete presentation of the Initial Portfolio revenue and expenses. Items excluded consist of interest on mortgages and depreciation for all properties.

The Combining Historical Summary presents the revenue and certain expenses of the Initial Portfolio during RAIT's ownership period and may not be comparable to future periods. Management is not aware of any material factors relating to the Properties other than those already described above that would cause the reported financial information not to be necessarily indicative of future operating results. In the opinion of Management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the interim periods results of operations are included. The results of operations for the interim periods presented are not necessarily indicative of the results for the full year.

In the preparation of the accompanying Combining Historical Summary, subsequent events were evaluated through April 7, 2011, the date the financial statements were available to be issued.

Summary Of Significant Accounting Policies (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Summary Of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Revenue Recognition

Rental income attributable to residential leases is recorded when due from residents, generally upon the first day of the month. Leases are for periods of up to one year, with rental payments due monthly. Other income results from fees for late payments, cleaning, damages, storage, parking, and laundry facilities and is recorded when earned.

b. Property Management Fees

The Initial Portfolio was managed by Jupiter Communities LLC and third party property managers during RAIT's ownership period (collectively, the Management Company). The Management Company receives fees in amounts of 4% of the monthly gross receipts, or gross revenue as defined, of the properties. The Management Company also receives asset management fees in the amount of 5% of construction costs for projects in excess of certain thresholds. For the three-month periods ended March 31, 2011 and 2010, property and construction management fees, across all properties, were  $94,944 and  $102,467, respectively (unaudited). For the three years ended December 31, 2010, 2009 and 2008, property and construction management fees, across all properties, totaled  $492,525,  $333,369, and  $67,974, respectively.

c. Bad Debt Expense

The Initial Portfolio recognizes bad debt expense for uncollectible receivables. Management's estimate of bad debt expense is based on expected and inherent risks of collectability for receivables from tenants. For the three-month periods ended March 31, 2011 and 2010, bad debt expenses, across all properties, were  $63,911 and  $231,961, respectively (unaudited). For the three years ended December 31, 2010, 2009 and 2008, bad debt expenses, across all properties, were  $895,809,  $737,920, and  $77,060, respectively.

d. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Mortgage Debt (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Mortgage Debt

NOTE 3: MORTGAGE DEBT

Each of the Properties is encumbered by a first mortgage held by RAIT. A summary of each mortgage, as of March 31, 2011 and as of December 31, 2010, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$13,666,778	7.00%	February 15, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Cumberland Glen Apartments	13,536,085	7.00%	February 28, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Copper Mill Apartments	14,709,492	7.00%	February 15, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Heritage Trace Apartments	11,026,582	7.00%	February 14, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Belle Creek Apartments	15,224,074	5.00%	November 1, 2015	Interest payments are required monthly in an amount equal to the excess cash flow of the property, up to the interest due at the fixed rate of 5%. Interest accrues monthly at a fixed rate of 5.00%.

Tresa at Arrowhead	36,675,000	5.00%	December 7, 2013	Floating rate; interest only is payable monthly at a rate of 400 basis points over LIBOR (effective rate of 4.26%), subject to a 5.00% floor.

Commitments and Contingencies (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Commitments and Contingencies

NOTE 4: COMMITMENTS AND CONTINGENCIES

Litigation

The Initial Portfolio may be subject to various claims and legal proceedings that arise in the ordinary course of its business activities. Management believes that any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on the financial condition or results of operations of the Initial Portfolio.